Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

5. ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income, net of tax, were as follows:

	As of December 31,
	2010	2009
In millions

Accumulated net translation adjustment	$46.9	$31.3

Net unrealized gain on available-for-sale securities	28.7	31.9

Cumulative effect of adoption of accounting principle related to other-than-temporary impairment on investments	—	(0.3)

Net actuarial loss, prior service credit, and transition obligation (net of $13.5 and $16.0 tax in 2010 and 2009, respectively)	(32.3)	(31.7)

(Loss) gain on mark to market for cash flow hedges	(9.2)	1.8

Total accumulated other comprehensive income	$34.1	$33.0